Shareholder Report, Holdings (Details)	May 31, 2026
M3Sixty Income and Opportunity Fund - Class A Shares | U.S. Treasury Note, 0.625%, 07/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
M3Sixty Income and Opportunity Fund - Class A Shares | Yalla Group Ltd. – UAE - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
M3Sixty Income and Opportunity Fund - Class A Shares | First Solar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
M3Sixty Income and Opportunity Fund - Class A Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
M3Sixty Income and Opportunity Fund - Class A Shares | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%
M3Sixty Income and Opportunity Fund - Class A Shares | Global X Silver Miners ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
M3Sixty Income and Opportunity Fund - Class A Shares | WESCO International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%
M3Sixty Income and Opportunity Fund - Class A Shares | Gevo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
M3Sixty Income and Opportunity Fund - Class A Shares | Acadian Asset Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
M3Sixty Income and Opportunity Fund - Class A Shares | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
M3Sixty Income and Opportunity Fund - Class A Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.35%
M3Sixty Income and Opportunity Fund - Class A Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.98%
M3Sixty Income and Opportunity Fund - Class A Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.25%
M3Sixty Income and Opportunity Fund - Class A Shares | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.92%
M3Sixty Income and Opportunity Fund - Class A Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.03%
M3Sixty Income and Opportunity Fund - Class A Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.29%
M3Sixty Income and Opportunity Fund - Class A Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.33%
M3Sixty Income and Opportunity Fund - Class A Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.46%
M3Sixty Income and Opportunity Fund - Class A Shares | Equity Fund Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.18%
M3Sixty Income and Opportunity Fund - Class A Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
M3Sixty Income and Opportunity Fund - Class A Shares | Investment Company Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.39%
M3Sixty Income and Opportunity Fund - Class A Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.82%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | U.S. Treasury Note, 0.625%, 07/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Yalla Group Ltd. – UAE - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | First Solar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Global X Silver Miners ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | WESCO International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Gevo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Acadian Asset Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.35%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.98%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.25%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.92%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.03%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.29%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.33%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.46%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Equity Fund Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.18%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Investment Company Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.39%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.82%